Cash and cash equivalents (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	March 31, 2025 ($)	June 30, 2024 ($)
Cash on hand	1,000	1,000
Cash at bank	72,192	3,543,837
Total cash and cash equivalents	73,192	3,544,837

	2024 $	2023 $
Cash on hand	1,000	1,000
Cash at bank	3,543,837	3,701,567
Total cash and cash equivalents	3,544,837	3,702,567

Cash as per above	3,544,837	3,702,567
Balance as per statement of cash flows	3,544,837	3,702,567